Segmented information - Revenue attributed to geographic location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue	$ 2,649,963	$ 3,283,514
Percentage of sales	100.00%	100.00%
China
Disclosure of geographical areas [line items]
Revenue	$ 828,277	$ 998,302
Percentage of sales	31.00%	30.00%
Europe
Disclosure of geographical areas [line items]
Revenue	$ 488,955	$ 634,647
Percentage of sales	18.00%	19.00%
United States
Disclosure of geographical areas [line items]
Revenue	$ 419,461	$ 581,631
Percentage of sales	16.00%	18.00%
South Korea
Disclosure of geographical areas [line items]
Revenue	$ 284,461	$ 320,394
Percentage of sales	12.00%	11.00%
South America
Disclosure of geographical areas [line items]
Revenue	$ 269,853	$ 307,706
Percentage of sales	10.00%	9.00%
Canada
Disclosure of geographical areas [line items]
Revenue	$ 117,480	$ 145,386
Percentage of sales	4.00%	4.00%
Other Asia
Disclosure of geographical areas [line items]
Revenue	$ 241,476	$ 295,448
Percentage of sales	9.00%	9.00%